INTEREST IN THE MASTER TRUST - Net Assets Available for Benefits (Details) - Southern California Gas Company Retirement Savings Plan 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Non-interest bearing cash	$ 523,000	$ 49,000
Dividends receivable	4,378,000	4,721,000
NET ASSETS AVAILABLE FOR BENEFITS	3,265,091,000	3,083,033,000
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	5,951,845,000	5,607,355,000
Non-interest bearing cash	778,000	50,000
Dividends receivable	7,639,000	8,271,000
Employer contributions receivable	2,000	3,000
Participant contributions receivable	1,000	0
NET ASSETS AVAILABLE FOR BENEFITS	5,960,265,000	5,615,679,000
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	3,193,465,000	3,012,991,000
Non-interest bearing cash	523,000	49,000
Dividends receivable	4,378,000	4,721,000
Employer contributions receivable	0	0
Participant contributions receivable	0	0
NET ASSETS AVAILABLE FOR BENEFITS	3,198,366,000	3,017,761,000
Sempra common stock | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	1,034,401,000	1,165,804,000
Sempra common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	592,932,000	665,310,000
Mutual funds | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	442,746,000	400,835,000
Mutual funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	249,340,000	216,826,000
Common/collective trusts | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	4,474,698,000	4,040,716,000
Common/collective trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	$ 2,351,193,000	$ 2,130,855,000